General Information	12 Months Ended
Dec. 31, 2020
General Information [Abstract]
General Information

1. General Information

The Parent Company

GRAVITY CO., LTD. (“the Parent Company”) was incorporated on April 4, 2000, to engage in developing and publishing online and mobile games and other related business. The Parent Company’s headquarter is located at 15F, 396 World Cup buk-ro, Mapo-gu, Seoul, Korea. The Parent Company’s principal game product, “Ragnarok”, a massive multi-player online role-playing game, was commercially launched in August 2002, and currently operated internationally in 93 markets. Also, the Parent Company has been operating Mobile games such as Ragnarok M: Eternal Love in the global market.

On February 8, 2005, the Parent Company listed its shares on the Nasdaq Stock Market in the United States, and issued 1,400,000 shares of common stocks in the form of American Depositary shares (“ADSs”) under the symbol “GRVY”.

As of December 31, 2020, the Parent Company’s total paid-in capital amounts to ~~W~~3,474 million. The Parent Company’s major shareholders and their respective percentage of ownership as of December 31, 2020 are as follows:

	Number of shares	Ownership (%)
GungHo Online Entertainment, Inc.	4,121,737	59.31
Others	2,827,163	40.69
	6,948,900	100.00

Consolidated Subsidiaries

Details of the consolidated subsidiaries as of December 31, 2020 and 2019 are as follows:

		Percentage of ownership (%)
Subsidiary	Location	2020	2019	Fiscal year end	Main business
Gravity Interactive, Inc.	U.S.A.	100.00	100.00	December	Online and mobile game services
Gravity NeoCyon, Inc. (*1) (Formerly, NeoCyon, Inc.)	Korea	99.53	99.24	December	Mobile game development and service
Gravity Communications Co., Ltd.	Taiwan	100.00	100.00	December	Online and mobile game services
Gravity Entertainment Corporation (*2)	Japan	—	100.00	December	Animation production, distribution, and game services
PT Gravity Game Link	Indonesia	70.00	70.00	December	Online and mobile game services
Gravity Game Tech Co., Ltd.	Thailand	100.00	100.00	December	Online and mobile game services
Gravity Game Arise Co., Ltd.	Japan	100.00	100.00	December	Online and mobile game services

(*1) During the year ended December 31, 2020, the Parent Company participated in paid-in capital increase of Gravity NeoCyon, Inc., which resulted in the increase of ownership interest of the Parent Company.

(*2) Gravity Entertainment Corporation was liquidated during 2020.

Condensed Financial Information of Subsidiaries

Details of the condensed financial information of subsidiaries as of December 31, 2020 and 2019 are as follows:

	2020
Subsidiaries		Total assets(*1)		Total liabilities(*1)		Revenue(*1)		Profit(loss) For the period(*1)
	(In millions of Korean won)
Gravity Interactive, Inc.	~~W~~	31,849	~~W~~	23,405	~~W~~	123,055	~~W~~	1,138
Gravity Entertainment Corporation (*2)		—		—		—		8
Gravity NeoCyon, Inc. (Formerly, NeoCyon, Inc.)		11,069		7,422		26,368		(1,754)
Gravity Communications Co., Ltd.		33,717		10,070		41,677		12,281
PT Gravity Game Link		2,185		664		4,881		(315)
Gravity Game Tech Co., Ltd.		21,093		6,315		39,147		13,989
Gravity Game Arise Co., Ltd.		2,637		2,066		2,483		82

(*1)	Amount before offsetting the related party transactions.
(*2)	Gravity Entertainment Corporation was liquidated during 2020.

	2019
Subsidiaries		Total assets(*)		Total liabilities(*)		Revenue(*)		Profit(loss) For the period(*)
	(In millions of Korean won)
Gravity Interactive, Inc.	~~W~~	39,296	~~W~~	29,112	~~W~~	230,029	~~W~~	12,804
Gravity Entertainment Corporation		44		52		263		(443)
Gravity NeoCyon, Inc. (Formerly, NeoCyon, Inc.)		9,145		6,728		25,347		(982)
Gravity Communications Co., Ltd.		19,964		8,227		21,811		5,637
PT Gravity Game Link		960		202		745		(437)
Gravity Game Tech Co., Ltd.		4,008		2,624		2,295		(1,973)
Gravity Game Arise Co., Ltd.		1,841		1,343		771		(35)

(*)	Amount before offsetting the related party transactions.